Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020	Dec. 30, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right of use assets	$ 82,269	$ 76,820
Finance lease assets, net, included in property plant and equipment	1,768	1,919
Current portion of operating lease liabilities	13,088	12,168
Operating lease liabilities	74,476	68,934
Current portion of long-term debt	767	872
Long-term debt, less current portion	$ 1,015	$ 1,172
Cumulative Effect, Period of Adoption, Adjustment [Member] | ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right of use assets			$ 72,785
Finance lease assets, net, included in property plant and equipment			672
Current portion of operating lease liabilities			12,040
Operating lease liabilities			63,291
Current portion of long-term debt			436
Long-term debt, less current portion			$ 477